SUBSEQUENT EVENTS (Details) - Subsequent Event - O 2026 Q1 Dividends $ / shares in Units, $ in Billions	Mar. 31, 2026 USD ($) $ / shares
SUBSEQUENT EVENTS
Dividend declared, per share	$ 0.092
Date of Record	Apr. 08, 2026
Dividends, Common stock | $	$ 0.3
ADS
SUBSEQUENT EVENTS
Dividend declared, per share	$ 0.276